FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	$ 608	$ 419
Financial liabilities	6,707	8,225
Carrying amount | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	6,423	7,931
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	32	78
Carrying amount | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	252	216
Carrying amount | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	572	399
Carrying amount | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	33	18
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	3	2
Estimated fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	608	419
Financial liabilities	7,999	8,573
Estimated fair value | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	7,715	8,279
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	32	78
Estimated fair value | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	252	216
Estimated fair value | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	572	399
Estimated fair value | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	33	18
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	$ 3	$ 2